Note 18. Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]
NOTE 18 - EMPLOYEE STOCK PURCHASE PLAN

During 2000, the Board of Directors approved a five year Employee Stock Purchase Plan for the benefit of officers and employees.  The plan was replaced in 2005 with an identical plan which expired in 2010.  The plan was replaced again in 2010 with an identical plan which expires in 2015.  Beginning July 1, 2000, officers and employees were allowed to have the Company make payroll withholdings for the purpose of buying Company stock.  The purchase price is 85 percent of the closing quoted market price of the first or last business day of the quarter, whichever is less.  Shares for the quarter are purchased during the first month of the following quarter. During 2011 and 2010, the Company issued 45,520 and 41,803 shares of common stock, respectively, under this plan.  Proceeds from stock issuances during 2011 and 2010 totaled $124,569 and $142,738, respectively.